EQUITY ACTIVITY - Stock Repurchases and Other Transactions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EQUITY ACTIVITY
Common stock, Shares authorized (in shares)	4,687,500,000	4,687,500,000
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Common stock, outstanding (in shares)	922,179,225
Preferred stock, shares authorized (in shares)	150,000,000
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares outstanding (in shares)	0
Common stock repurchased (in shares)	27,237,179	23,283,400	30,338,647
Common stock repurchased, value	$ 4,323	$ 3,455	$ 4,701
Common stock repurchase authorization available, value	$ 3,786
Common stock issued under employee plans (in shares)	4,311,998	3,893,366	6,013,875
Issue of treasury shares as a result of RSU releases and stock option exercises (in shares)	463,083	383,077	1,155,558
Common stock remitted by employees in order to satisfy tax withholding requirements (in shares)	1,226,080	854,365	1,625,820
Value of common shares remitted by employees in order to satisfy tax withholding requirements	$ 193	$ 126	$ 248